EQUITY INVESTMENTS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands				1 Months Ended									12 Months Ended
		Apr. 09, 2013 USD ($)	Apr. 09, 2013 CNY (¥)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($) shares	May. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Aug. 31, 2012 USD ($) shares	Jun. 30, 2012 USD ($)	Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Oct. 01, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Sep. 30, 2014 USD ($)	Jun. 30, 2013 CNY (¥)	Apr. 09, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Cost method investment
Impairment of cost method investment													$ 13,486	[1]	$ 5,993	[1]
Cost method investments	[1]												$ 11,600		$ 16,297
NQ Guotai [Member]
Equity method investment
Aggregate cost of equity method investments								$ 16,402																			¥ 100,000
Percentage of equity interest in equity method investee								49.505%																			49.505%
NQ Guotai [Member] | Tianjin Qingyun [Member]
Equity method investment
Capital injected by limited partner										$ 16,238																			¥ 99,000
Percentage of equity interest by limited partner										49.50%
Percentage of equity interest transferred from other shareholders		0.50%	0.50%
Investments transferred from other shareholders		$ 164	¥ 1,000
NQ Guotai [Member] | Wangqin Guotai (Beijing) Capital Fund Management Ltd. [Member]
Equity method investment
Capital injected by general partner		$ 328																										¥ 2,000
GEMA [Member]
Equity method investment
Percentage of equity interest diluted due to incoming of new investor															26.01%
GEMA [Member] | NationSky [Member]
Equity method investment
Percentage of equity interest transferred from other shareholders							28.76%
Aggregate cost of equity method investments							$ 285
Share of net tangible assets acquired							58
Share of identified intangible assets							$ 46
Estimated useful life							10 years
Equity investment goodwill							$ 181
Divestment percentage													100.00%					100.00%
Cost method investment
Divestment percentage													100.00%					100.00%
Taiyue Wutong Fund [Member] | FL Mobile [Member]
Equity method investment
Capital injected by limited partner						$ 3,080																			¥ 20,000
Percentage of equity interest by limited partner						17.54%
Yuanxin Fund [Member] | Tianjin Qingyun [Member]
Equity method investment
Capital injected by limited partner					$ 7,700																		¥ 50,000
Percentage of equity interest by limited partner					49.00%
Aggregate cost of equity method investments					$ 37,729																		¥ 245,000
Qingzhou Fund [Member] | Tianjin Qingyun [Member]
Equity method investment
Capital injected by limited partner				$ 770															¥ 5,000
Percentage of equity interest by limited partner				10.00%
Aggregate cost of equity method investments				$ 1,540															¥ 10,000
Pansi [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee												30.00%
Cash consideration												$ 2,864
Impairment of cost method investment															$ 2,942
Outstanding Cost Investment Amount
Cost method investments	[1]														$ 2,942
Cost method investment gain loss recognized
Shifang [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee												25.00%
Cash consideration												$ 2,386
Impairment of cost method investment															$ 2,451
Outstanding Cost Investment Amount
Cost method investments	[1]														$ 2,451
Cost method investment gain loss recognized
Hissage [Member]
Cost method investment
Cash consideration											$ 500
Impairment of cost method investment													$ 11,192
Outstanding Cost Investment Amount
Cost method investments	[1]												$ 11,192		$ 6,416
Percentage of equity interest in cost method investee													48.34%		35.14%		35.14%	48.34%
Convertible debts issued													$ 4,657					¥ 29,000
Hissage [Member] | Series A Preferred Stock [Member]
Cost method investment
Share consideration, number of common shares | shares													223,215
Hissage [Member] | Common Shares [Member]
Cost method investment
Share consideration, number of common shares | shares											3,821,655
Share consideration, fair value of common shares											$ 5,916
SIINE [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee											15.70%
Cash consideration											$ 600
Impairment of cost method investment															$ 600
Outstanding Cost Investment Amount
Cost method investments	[1]												$ 600		$ 600
Asia Smart [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee									35.22%
Cash consideration									$ 2,000
Cost method investments	[1]												$ 3,901		$ 3,901
Percentage of equity interest in cost method investee													34.16%		34.16%			34.16%
Asia Smart [Member] | Common Shares [Member]
Cost method investment
Share consideration, number of common shares | shares									1,152,013
Share consideration, fair value of common shares									$ 1,901
Hetu [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee								20.00%
Cash consideration								$ 16												$ 9,410
Cost method investments	[1]														$ 1,731
Percentage of equity interest in cost method investee																	18.18%
Percentage of equity interest acquired																				81.82%
Percentage of equity interest accumulated in aggregate																				100.00%
Hetu [Member] | Common Shares [Member]
Cost method investment
Share consideration, number of common shares | shares								1,150,385
Share consideration, fair value of common shares								$ 1,722
Zhijian [Member]
Cost method investment
Cash consideration																										$ 1,789
Impairment of cost method investment													$ 1,694
Outstanding Cost Investment Amount
Cost method investments	[1],[2]												$ 1,694		1,798
Percentage of equity interest acquired																										20.00%
Launcher [Member]
Cost method investment
Cash consideration																										$ 2,451
Cost method investments	[1],[2]												2,310		$ 2,451
Percentage of equity interest acquired																										15.00%
Jinxin Huachuang [Member]
Cost method investment
Cash consideration																								$ 4,620
Cost method investments													4,620	[1]
Percentage of equity interest acquired																								6.00%
Aoyi [Member]
Cost method investment
Cash consideration																						$ 462
Cost method investments													462	[1]
Percentage of equity interest acquired																						10.00%
Shigan [Member]
Cost method investment
Cash consideration																					$ 307
Cost method investments													$ 307	[1]
Percentage of equity interest acquired																					4.00%

[1]	Balances are presented using period-end exchange rate of RMB against USD.
[2]	Changes between the year of 2014 and 2015 are resulted from currency fluctuation.